CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 3,027	[1]	$ 3,503	$ 1,317
Account receivable	792		910	742
Prepaid expenses	34		33	46
Total current assets	3,853		4,446	4,874
Long-Term Assets:
Prepaid expenses	13		22	17
Total long-term investments	13		22	17
Property and Equipment, Net	327		258	247
Total assets	4,193		4,726	5,138
Short-term deposit			0	2,769
Current Liabilities:
Trade payables	326		228	358
Accrued expenses	1,034		877	605
Other accounts payable	247		227	193
Total current liabilities	1,607		1,332	1,156
Long-Term Liabilities:
Warrants issued to investors	1,726		655	0
Total long-term liabilities	1,726		655	0
Total liabilities	3,333		1,987	1,156
Stockholders' Equity:
Stock capital: (Note 6) Common stock of $0.00005 par value - Authorized: 800,000,000 shares at March 31, 2014 and December 31, 2013; Issued and outstanding: 176,803,587 and 176,263,587 shares at March 31, 2014 and December 31, 2013 respectively.	8		8	7
Additional paid-in-capital	55,370		55,138	51,483
Deficit accumulated during the development stage	(54,518)		(52,407)	(47,508)
Total stockholders' equity	860		2,739	3,982
Total liabilities and stockholders' equity	$ 4,193		$ 4,726	$ 5,138

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.